Income taxes and deferred taxes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes and deferred taxes
Current tax income/(expense) for the year	€ (2,811,000)	€ 1,442,000	€ (1,179,000)
Current tax income / (expense) for the year	(2,963,000)	2,152,000	(1,179,000)
Current tax income / (expense)for prior periods.	152,000	(710,000)	0
Deferred tax income/(expense)	7,000	3,000	10,000
Total Income Tax Income/(Expense)	€ (2,804,000)	€ 1,445,000	€ (1,169,000)